Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Jun. 30, 2016 USD ($)
Summary Of Significant Accounting Policy [Line Items]
Revenue recognition multiple-deliverable arrangements description	A limited number of revenue arrangements with our customers include more than one element and require the application ASC 605-25, Revenue Recognition-Multiple Element Arrangements. Arrangement consideration is allocated to each element with standalone value based on the relative selling prices of all of the elements in the arrangement using the fair value hierarchy.
Impairment of long-lived assets	$ 0	$ 0
Product warranty description	The Company’s standard warranty obligation to its customers provides for repair or replacement of a defective product at the Company’s discretion for a period of time following purchase, generally between 12 and 24 months. Factors that affect the warranty obligation include product failure rates, material usage, and service delivery costs incurred in correcting product failures.
Advertising expenses	$ 0	0
Foreign currency transaction gain (loss)	157,000	(156,000)
Liabilities for uncertain tax benefits	$ 940,000	$ 0	$ 1,500,000
Number of reportable segment | Segment	1
Customer Concentration Risk | Revenue | Multiple Deliverable Revenue Arrangements [Member] | Maximum
Summary Of Significant Accounting Policy [Line Items]
Revenue recognized from multiple- element arrangements, percentage	2.00%	2.00%
Prepaid Expenses and Other Current Assets
Summary Of Significant Accounting Policy [Line Items]
Initial public offering costs	$ 2,000,000